Income Taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended
	May 31, 2019	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017	Nov. 30, 2019	Feb. 28, 2019
Operating Loss Carryforwards [Line Items]
Recognition of accumulated other comprehensive income lodged taxes	$ 544,600	$ 0	$ 544,583	$ 0
Lodged tax effect						$ 544,600
Net interest expense related to unrecognized tax benefits		(3,100)	13,100	9,700
Interest accrued related to unrecognized tax benefits		54,100	67,200		$ 67,200
Expected decrease in unrecognized tax benefit related to uncertain tax position over next 12 months			13,000
Deferred tax asset, net			462,500		462,500
Operating loss carryforwards			111,400		111,400
Valuation allowance		38,512	18,519		18,519
Provision for BEAT		$ 10,000	(10,000)	$ 0
Reversal of provision for BEAT			10,000
Net tax expense from the impact of the Tax Act					452,100
Tax expense related to the revaluation of deferred tax asset					420,700
Tax expense related to the deemed repatriation of foreign earnings					31,400
Europe
Operating Loss Carryforwards [Line Items]
Deferred tax assets related to net operating losses			5,200		5,200
Valuation allowance			1,800		1,800
Asia
Operating Loss Carryforwards [Line Items]
Deferred tax assets related to net operating losses			$ 300		$ 300